Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	(1.44%)	2.24%
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 34,890,000
Fair Value as a % of Partners' Capital		22.43%
Fair Value		$ 34,893,407
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 36,040,000
Fair Value as a % of Partners' Capital		23.19%
Fair Value		$ 36,077,307
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 35,970,000
Fair Value as a % of Partners' Capital		23.15%
Fair Value		$ 36,001,614
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 33,780,000
Fair Value as a % of Partners' Capital		21.72%
Fair Value		$ 33,783,299
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 33,170,000
Fair Value as a % of Partners' Capital	19.82%
Fair Value	$ 33,157,043
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 39,170,000
Fair Value as a % of Partners' Capital	23.37%
Fair Value	$ 39,120,272
U.S. Treasury notes, 1.000%, 08/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 39,170,000
Fair Value as a % of Partners' Capital	23.32%
Fair Value	$ 39,016,992
U.S. Treasury notes, 1.250%, 11/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 39,170,000
Fair Value as a % of Partners' Capital	23.31%
Fair Value	$ 38,994,041
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	89.82%	90.49%
Fair Value	$ 150,288,348	$ 140,755,627